CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury stock [Member]	(Accumulated deficit) retained earnings [Member]	Accumulated other comprehensive income [Member]	Total AirMedia Group Inc.'s shareholders' equity [Member]	Non-controlling Interest [Member]	Total
Beginning Balance, shares at Dec. 31, 2012	122,112,485
Beginning Balance at Dec. 31, 2012	$ 128	$ 278,652	$ (7,035)	$ (62,817)	$ 32,948	$ 241,876	$ (2,441)	$ 239,435
Ordinary shares issued for share based compensation, shares	18,400
Ordinary shares issued for share based compensation			21			21		21
Share repurchase as treasury stock, shares	(2,996,750)
Share repurchase as treasury stock			$ (2,846)			(2,846)		(2,846)
Share-based compensation		$ 1,251				1,251		1,251
Foreign currency translation adjustment					$ 7,281	7,281	$ 301	7,582
Net income (loss)				$ (10,626)		(10,626)	(894)	(11,520)
Capital contribution from non-controlling interests		$ 39,825				39,825	20,384	60,209
Acquisition of non-controlling interests		(5,816)				(5,816)	3,027	(2,789)
Ending Balance, shares at Dec. 31, 2013	119,134,135
Ending Balance at Dec. 31, 2013	$ 128	$ 313,912	$ (9,860)	$ (73,443)	$ 40,229	270,966	$ 20,377	291,343
Ordinary shares issued for share based compensation, shares	808,278
Ordinary shares issued for share based compensation			$ 624			624		624
Share-based compensation		$ 1,359				1,359		1,359
Foreign currency translation adjustment					$ (6,414)	(6,414)	$ (460)	(6,874)
Net income (loss)				$ (25,695)		(25,695)	(6,131)	(31,826)
Disposal of equity interests of AM Film and AirMedia Lianhe to non-controlling interest		$ 1,433				$ 1,433	1,655	3,088
Profit distribution to non-controlling interests							(83)	(83)
Capital contribution from non-controlling interests		$ 6,463				$ 6,463	4,778	11,241
Ending Balance, shares at Dec. 31, 2014	119,942,413
Ending Balance at Dec. 31, 2014	$ 128	323,167	$ (9,236)	$ (99,138)	$ 33,815	248,736	$ 20,136	268,872
Ordinary shares issued for share based compensation, shares	4,453,232
Ordinary shares issued for share based compensation			$ 5,458	$ (633)		4,825		4,825
Share-based compensation		$ 598				598		598
Foreign currency translation adjustment					$ (10,887)	(10,887)	$ (591)	(11,478)
Net income (loss)				$ 149,647		$ 149,647	(6,735)	142,912
Profit distribution to non-controlling interests							(891)	(891)
Capital contribution from non-controlling interests		$ 271				$ 271	1,042	$ 1,313
Capital contribution to Guangzhou Meizheng		(459)				(459)	459
Acquisition of non-controlling interests		(6,163)				(6,163)	(2,355)	$ (8,518)
Ending Balance, shares at Dec. 31, 2015	124,395,645
Ending Balance at Dec. 31, 2015	$ 128	$ 317,414	$ (3,778)	$ 49,876	$ 22,928	$ 386,568	$ 11,065	$ 397,633